Stockholders' Equity - Summary of Other Equity Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 26, 2020
Disclosure of reserves within equity [abstract]
Cumulative translation effect, net of effects from perpetual debentures and deferred income taxes recognized directly in equity (notes 19.2 and 20.4)	$ (1,567)	$ (2,098)
Cumulative actuarial losses	(792)	(593)
Treasury shares repurchased under share repurchase program (note 20.1)	(83)	(50)	$ (75)
Effects associated with the Parent Company's convertible securities	0	25
Treasury shares held by subsidiaries	(11)	(8)		$ (83)
Other equity reserves	$ (2,453)	$ (2,724)